Cash flow information (Tables)	12 Months Ended
Jun. 30, 2019
Cash Flow Information [Abstract]
Schedule of cash flows generated

	Note	06.30.19	06.30.18	06.30.17
(Loss) / Profit for the year		(28,497)	19,185	3,622
Profit from discontinued operations		(480)	(20,377)	(8,835)
Adjustments for:
Income tax	22	1,830	(5,461)	1,833
Amortization and depreciation	26	7,605	6,842	7,839
(Gain) / Loss from disposal of property, plant and equipment		(2)	3	79
Net loss / (gain) from fair value adjustment of investment properties		23,618	(16,849)	2,868
Share-based compensation		44	62	177
Changes in the fair value of investments in financial assets		(293)	(839)	(18)
Disposal of investment properties and property, plant and equipment		(2)	-	-
Gain from disposal of intangible assets		(9)	-	-
Disposal of intangible assets from TGLT agreement		-	(2)	60
Gain from disposal of subsidiary and associates		(688)	(602)	(24)
Gain from disposal of trading properties		(447)	-	-
Impairment of other assets		222	-	-
Financial results, net		10,827	26,982	3,485
Provisions and allowances		1,044	1,655	528
Share of loss of associates and joint ventures		4,978	2,292	798
Loss from revaluation of receivables arising from the sale of farmland		-	(140)	(73)
Loss from repurchase of NCN		-	2	66
Changes in net realizable value of agricultural products after harvest		30	(521)	175
Unrealized initial recognition and changes in fair value of biological assets and agricultural products at the point of harvest		(1,605)	(1,308)	(2,496)
Unrealized gain from derivative financial instruments		205	187	(38)
Other operating results		110	-	(6)
Gain from disposal of farmlands		(465)	(1,159)	(441)
Impairment of goodwill		129	-	-
Result from the revaluation of the participation held before the business combination		-	(65)	(52)
Granting Plan of actions		-	2	16

Changes in operating assets and liabilities:
Increase in inventories		(489)	(717)	(139)
Decrease in trading properties		974	885	1,136
Increase in restricted assets		(142)	-	-
(Increase) / Decrease in trade and other receivables		1,635	112	(2,622)
(Decrease) / Increase in trade and other payables		(2,570)	974	1,450
(Decrease) / Increase in salaries and social security liabilities		(11)	207	207
Decrease in provisions		(299)	(367)	(163)
Decrease in biological assets		884	1,100	2,324
Net variation in derivative financial instruments		110	(146)	201

Net cash generated by continuing operating activities before income tax paid		18,246	11,937	11,957
Net cash generated by discontinued operating activities before income tax paid		611	6,690	6,705
Net cash generated by operating activities before income tax paid		18,857	18,627	18,662

Schedule of deconsolidation or reclassification of assets and liabilities

	06.30.18	06.30.17
Investment properties	(6,817)	-
Property, plant and equipment	(43,405)	3,448
Intangible assets	(9,627)	38
Investments in associates and joint ventures	(568)	(149)
Deferred income tax	(188)	107
Trade and other receivables	(18,474)	1,190
Investment in financial assets	(4,428)	-
Derivative financial instruments	(36)	-
Inventories	(9,173)	-
Restricted assets	(142)	-
Financial assets held for sale	-	-
Trade and other payables	35,612	(1,847)
Salaries and social security liabilities	3,717	(298)
Borrowings	32,748	(1,329)
Provisions	672	4
Income tax and MPIT liabilities	11	2
Deferred income tax liabilities	4,350	-
Employee benefits	1,951	(95)
Net amount of non-cash assets incorporated / held for sale	(13,797)	1,071
Cash and cash equivalents	(8,641)	302
Non-controlling interest	11,402	81
Goodwill	115	(52)
Net amount of assets incorporated / held for sale	(10,921)	1,402
Interest held before acquisition	(734)	135
Seller financing	(59)	-
Foreign exchange losses	333	-
Fair value of interest held before business combination	(793)	-
Cash and cash equivalents incorporated / held for sale	-	(302)
Net (outflow) inflow of cash and cash equivalents / assets and liabilities held for sale	(12,174)	1,235

Schedule of detail of significant non-cash transactions

	06.30.19	06.30.18	06.30.17
Dividends not collected	(210)	(176)	(42)
Increase in investment properties through an increase in borrowings	164	-	-
Issuance of Negotiable Obligations through an early cancellation of Negotiable Obligations	2,347	-	-
Increase in participation in subsidiaries, associates and joint ventures due to currency translation differences	649	(2,928)	(2,181)
Increase in trade and other receivables through an increase in investments in associates and joint ventures	-	11	-
Increase in property, plant and equipment through a decrease in investment property	14	-	-
Increase in property, plant and equipment through an increase in trade and other payables	597	1,344	(248)
Decrease in associates and joint ventures through a decrease in loans	-	313	-
Registration of investment properties through a reduction of credits for sale and other credits	402	54	-
Increase in intangible assets through an increase in trade and other payables	-	-	(224)
Increase in properties for sale through an increase in borrowings	12	-	-
Increase in properties for sale through a decrease in investment properties	68	16	-
Purchase of non-controlling interest through reduction of credits for sale and other credits	733	-	-
Decrease in associates and joint ventures through an increase in trade and other receivable	838	-	-
Changes in non-controlling interest through a decrease in trade and other receivables	-	2,147	-
Dividends distribution to non-controlling shareholders not yet paid	(238)	2,379	129
Increase in property, plant and equipment through a business combination	-	(1,402)	-
Increase in property, plant and equipment through an increase of borrowings	4	14	-
Increase in trade and other receivables through an increase in borrowings	-	170	-
Decrease in investment in associates and joint ventures through dividends not yet collected	-	17	-
Increase in trade properties through an interest capitalization	-	17	-
Increase in investment properties through an interest capitalization	-	28	-
Decrease in investment in associates and joint ventures through an increase in assets held for sale	-	68	-
Increase in investment in associates and joint ventures through a decrease in investment in financial assets	-	6	-
Payment of dividends through an increase in trade and other payables	-	12	-
Transfer from property, plant and equipment to investment properties	-	(888)	-
Equity Incentive Plan granted	-	2	-
Increase in Investment Properties through an increase in Other reserves due to the difference between cost value and fair value	-	33	-
Increase in financial operations through a decrease in investments in associates and joint ventures	-	101	-
Increase of properties for sale through an increase in trade and other payables	-	96	-
Increase in trade properties through a decrease in trade and other receivables	-	48	-
Increase in investment properties through a decrease in trade and other receivables	-	549	-
Distribution of treasury shares	-	-	(14)
Increase in derivative financial instruments through a decrease in investments in financial assets	-	-	68
Increase of credits for sale and other credits for a decrease of property, plant and equipment	-	-	(238)